SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Advertising - 0.1%
Omnicom Group, Inc. (2)	1,725	$152,128
The Trade Desk, Inc. - Class A (1)(2)	7,704	539,896
		692,024
Aerospace & Defense - 1.3%
General Dynamics Corp.	2,628	536,585
Howmet Aerospace, Inc.	5,400	230,850
L3Harris Technologies, Inc.	1,802	317,008
Lockheed Martin Corp.	2,291	1,017,227
Northrop Grumman Corp.	1,295	563,959
Raytheon Technologies Corp.	15,823	1,457,931
The Boeing Co. (1)	7,081	1,456,562
TransDigm Group, Inc.	649	502,099
		6,082,221
Agriculture - 0.6%
Altria Group, Inc.	20,831	925,313
Archer-Daniels-Midland Co.	7,427	524,718
Bunge Ltd.	1,569	145,352
Philip Morris International, Inc.	14,078	1,267,161
		2,862,544
Airlines - 0.4%
Delta Air Lines, Inc. (1)	25,128	912,900
Southwest Airlines Co.	14,455	431,771
United Airlines Holdings, Inc. (1)	12,239	580,924
		1,925,595
Apparel - 0.3%
Nike, Inc. - Class A	11,102	1,168,597

Auto Manufacturers - 4.0%
Cummins, Inc.	1,618	330,735
Ford Motor Co.	69,546	834,552
General Motors Co.	16,885	547,243
PACCAR, Inc.	7,304	502,369
Stellantis NV (2)	42,204	645,721
Tesla, Inc. (1)(2)	78,675	16,044,193
		18,904,813
Banks - 3.5%
Bank of America Corp.	94,176	2,617,151
Citigroup, Inc.	24,084	1,067,403
Citizens Financial Group, Inc.	7,413	191,107
Fifth Third Bancorp	8,272	200,761
Huntington Bancshares, Inc. (2)	26,530	273,524
JPMorgan Chase & Co.	35,315	4,792,599
KeyCorp (2)	10,545	98,490
M&T Bank Corp. (2)	3,110	370,588
Morgan Stanley	15,745	1,287,311
Northern Trust Corp.	2,685	193,105
Regions Financial Corp.	10,774	186,067
State Street Corp.	3,744	254,667
The Bank of New York Mellon Corp.	10,758	432,471
The Goldman Sachs Group, Inc. (2)	2,813	911,131
The PNC Financial Services Group, Inc.	4,713	545,907
Truist Financial Corp.	15,355	467,867
U.S. Bancorp	21,814	652,239
Wells Fargo & Co.	40,479	1,611,469
		16,153,857
Beverages - 1.7%
Brown-Forman Corp. - Class A	2,848	175,921
Constellation Brands, Inc. - Class 1	7,434	1,806,239
Keurig Dr Pepper, Inc.	15,863	493,656
Monster Beverage Corp. (1)	10,090	591,476
PepsiCo, Inc.	13,316	2,428,173
The Coca-Cola Co.	43,223	2,578,684
		8,074,149
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (1)	1,481	274,000
Amgen, Inc.	5,202	1,147,821
Biogen, Inc. (1)	1,151	341,168
BioMarin Pharmaceutical, Inc. (1)	4,406	383,058
Bio-Rad Laboratories, Inc. - Class A (1)	182	67,950
Corteva, Inc.	7,452	398,608
Gilead Sciences, Inc.	11,786	906,815
Horizon Therapeutics PLC (1)	3,031	303,191
Illumina, Inc. (1)	1,120	220,248
Incyte Corp. (1)	2,619	161,199
Moderna, Inc. (1)	3,302	421,698
Regeneron Pharmaceuticals, Inc. (1)	692	509,008
Royalty Pharma PLC - Class A	11,829	387,281
Seagen, Inc. (1)	2,526	494,338
Vertex Pharmaceuticals, Inc. (1)	2,849	921,851
		6,938,234
Building Materials - 0.4%
Carrier Global Corp.	8,788	359,429
Johnson Controls International PLC	6,929	413,661
Martin Marietta Materials, Inc.	650	258,726
Masco Corp.	2,303	111,281
Trane Technologies PLC	2,315	377,878
Vulcan Materials Co.	1,834	358,547
		1,879,522
Chemicals - 1.5%
Air Products and Chemicals, Inc.	2,511	675,811
Albemarle Corp.	6,288	1,216,917
Celanese Corp.	1,122	116,711
CF Industries Holdings, Inc.	5,740	353,067
Dow, Inc. (2)	5,900	287,802
DuPont de Nemours, Inc. (2)	3,422	229,924
Eastman Chemical Co.	1,053	81,176
Ecolab, Inc.	2,788	460,159
FMC Corp.	1,291	134,367
International Flavors & Fragrances, Inc.	1,717	132,707
Linde PLC	5,139	1,817,459
LyondellBasell Industries NV	2,989	255,679
PPG Industries, Inc.	2,224	291,989
The Mosaic Co.	7,515	240,179
The Sherwin-Williams Co.	2,650	603,617
Westlake Corp.	1,817	188,877
		7,086,441
Commercial Services - 1.7%
Automatic Data Processing, Inc.	4,228	883,610
Block, Inc. - Class A (1)	4,342	262,213
Booz Allen Hamilton Holding Corp.	1,418	142,623
Cintas Corp.	1,056	498,580
CoStar Group, Inc. (1)	3,976	315,694
Equifax, Inc. (2)	1,073	223,849
FleetCor Technologies, Inc. (1)	933	211,371
Gartner, Inc. (1)	843	289,031
Global Payments, Inc.	7,931	774,779
MarketAxess Holdings, Inc.	351	95,616
Moody’s Corp.	1,302	412,578
PayPal Holdings, Inc. (1)	12,194	755,906
Quanta Services, Inc. (2)	2,139	379,844
Rollins, Inc.	4,700	184,804
S&P Global, Inc.	4,844	1,779,831
TransUnion	2,880	207,302
United Rentals, Inc.	983	328,116
Verisk Analytics, Inc. (2)	1,175	257,454
		8,003,201
Computers - 6.9%
Accenture PLC - Class A	7,429	2,272,680
Apple, Inc.	136,789	24,245,850
Cognizant Technology Solutions Corp.	4,738	296,078
Crowdstrike Holdings, Inc. - Class A (1)	7,292	1,167,668
Dell Technologies, Inc. - Class A	2,144	96,073
EPAM Systems, Inc. (1)	872	223,773
Fortinet, Inc. (1)	13,770	940,904
Hewlett Packard Enterprise Co.	14,586	210,330
HP, Inc.	7,073	205,541
International Business Machines Corp.	14,110	1,814,405
Leidos Holdings, Inc.	1,238	96,638
NetApp, Inc.	2,124	140,927
Seagate Technology Holdings PLC	1,444	86,784
Western Digital Corp. (1)	2,614	101,240
Zscaler, Inc. (1)	4,060	550,049
		32,448,940
Cosmetics & Personal Care - 0.8%
Colgate-Palmolive Co.	7,101	528,172
The Estee Lauder Companies, Inc.	2,225	409,467
The Procter & Gamble Co.	20,116	2,866,530
		3,804,169
Distribution & Wholesale - 0.3%
Copart, Inc. (1)	5,130	449,337
Fastenal Co.	6,317	340,170
LKQ Corp.	1,981	104,498
W.W. Grainger, Inc.	588	381,624
		1,275,629
Diversified Financial Services - 3.5%
American Express Co.	10,302	1,633,485
Ameriprise Financial, Inc.	1,559	465,315
Apollo Global Management, Inc.	13,128	877,607
BlackRock, Inc.	1,157	760,785
Capital One Financial Corp.	4,138	431,221
Cboe Global Markets, Inc.	1,401	185,520
CME Group, Inc. - Class A	3,560	636,350
Coinbase Global, Inc. - Class A (1)(2)	1,306	81,233
Discover Financial Services	2,852	293,015
Franklin Resources, Inc. (2)	3,926	94,263
Intercontinental Exchange, Inc.	4,458	472,325
LPL Financial Holdings, Inc.	1,092	212,700
Mastercard, Inc. - Class A	10,933	3,990,764
Nasdaq, Inc.	4,626	256,049
Raymond James Financial, Inc. (2)	2,737	247,288
Synchrony Financial	4,331	134,088
T. Rowe Price Group, Inc.	1,584	169,741
The Charles Schwab Corp.	22,106	1,164,765
Visa, Inc. - Class A (2)	19,928	4,404,686
		16,511,200
Electric - 2.8%
Alliant Energy Corp.	2,378	122,372
Ameren Corp.	3,297	267,288
American Electric Power Co., Inc.	5,699	473,701
Avangrid, Inc. (2)	4,201	157,664
CenterPoint Energy, Inc. (2)	7,078	199,670
CMS Energy Corp.	3,290	190,754
Consolidated Edison, Inc.	3,901	363,963
Constellation Energy Corp.	11,019	925,816
Dominion Energy, Inc.	13,241	665,757
DTE Energy Co.	2,992	321,939
Duke Energy Corp.	8,218	733,785
Edison International	5,125	346,040
Entergy Corp.	2,498	245,304
Evergy, Inc.	2,094	121,138
Eversource Energy	4,649	321,850
Exelon Corp.	7,050	279,532
FirstEnergy Corp.	8,322	311,160
NextEra Energy, Inc.	29,520	2,168,539
PG&E Corp. (1)	57,891	980,674
PPL Corp.	27,440	718,928
Public Service Enterprise Group, Inc.	11,897	710,846
Sempra Energy	4,437	636,843
The AES Corp.	12,419	245,151
The Southern Co.	15,468	1,078,893
WEC Energy Group, Inc.	3,443	300,746
Xcel Energy, Inc.	5,988	390,957
		13,279,310
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	2,240	324,957
Emerson Electric Co.	5,021	390,031
		714,988
Electronics - 0.7%
Agilent Technologies, Inc.	2,911	336,715
Amphenol Corp.	6,762	510,193
Fortive Corp.	4,200	273,462
Garmin Ltd. (1)	1,577	162,668
Honeywell International, Inc.	5,981	1,145,960
Keysight Technologies, Inc. (1)	1,983	320,849
Mettler-Toledo International, Inc. (1)	221	292,133
		3,041,980
Energy - Alternate Sources - 0.3%
Enphase Energy, Inc. (1)	5,608	975,119
First Solar, Inc. (1)	3,103	629,785
		1,604,904
Engineering & Construction - 0.0% (3)
Jacobs Solutions, Inc.	1,705	186,868

Entertainment - 0.1%
Live Nation Entertainment, Inc. (1)(2)	7,045	563,177

Environmental Control - 0.3%
Republic Services, Inc.	3,558	503,920
Waste Management, Inc.	4,171	675,368
		1,179,288
Food - 1.0%
Campbell Soup Co.	2,891	146,140
Conagra Brands, Inc.	4,648	162,076
General Mills, Inc.	5,358	450,929
Hormel Foods Corp.	4,854	185,665
Kellogg Co.	2,922	195,102
Lamb Weston Holdings, Inc.	2,276	253,091
McCormick & Co., Inc. (2)	2,056	176,261
Mondelez International, Inc.	12,136	890,904
Sysco Corp.	7,637	534,208
The Hershey Co.	1,544	400,977
The J.M. Smucker Co.	935	137,062
The Kraft Heinz Co. (2)	15,118	577,810
The Kroger Co.	7,470	338,615
Tyson Foods, Inc. - Class A	2,451	124,119
		4,572,959
Forest Products & Paper - 0.0% (3)
International Paper Co.	3,635	107,014

Gas - 0.1%
Atmos Energy Corp.	2,189	252,348

Hand & Machine Tools - 0.1%
Snap-on, Inc. (2)	446	110,991
Stanley Black & Decker, Inc.	1,369	102,634
		213,625
Healthcare - Products - 3.0%
Abbott Laboratories	15,327	1,563,354
Align Technology, Inc. (1)	695	196,449
Baxter International, Inc.	3,741	152,334
Boston Scientific Corp. (1)	21,104	1,086,434
Danaher Corp.	7,429	1,705,847
Edwards Lifesciences Corp. (1)(2)	5,318	447,935
Exact Sciences Corp. (1)	2,202	179,639
GE HealthCare Technologies, Inc.	4,246	337,599
Hologic, Inc. (1)	1,601	126,303
IDEXX Laboratories, Inc. (1)	791	367,633
Insulet Corp. (1)	2,230	611,578
Intuitive Surgical, Inc. (1)	3,441	1,059,277
Medtronic PLC	10,886	900,925
QIAGEN NV (1)	1,851	83,591
ResMed, Inc.	1,552	327,146
Revvity, Inc.	863	99,521
STERIS PLC	2,781	556,117
Stryker Corp.	4,185	1,153,302
Teleflex, Inc.	416	97,656
The Cooper Companies, Inc.	459	170,532
Thermo Fisher Scientific, Inc.	4,415	2,244,851
Waters Corp. (1)	568	142,693
West Pharmaceutical Services, Inc.	625	209,144
Zimmer Biomet Holdings, Inc.	2,732	347,893
		14,167,753
Healthcare - Services - 1.8%
Centene Corp. (1)	7,716	481,555
Elevance Health, Inc.	2,454	1,098,950
HCA Healthcare, Inc.	2,224	587,559
Humana, Inc.	1,173	588,693
IQVIA Holdings, Inc. (1)	2,114	416,268
Laboratory Corp of America Holdings	669	142,183
Molina Healthcare, Inc. (1)	643	176,118
Quest Diagnostics, Inc.	822	109,038
UnitedHealth Group, Inc.	9,816	4,782,748
		8,383,112
Home Builders - 0.2%
D.R. Horton, Inc. (2)	3,365	359,517
Lennar Corp. - Class A	2,793	299,186
NVR, Inc. (1)	36	199,952
PulteGroup, Inc.	2,301	152,050
		1,010,705
Household Products & Wares - 0.2%
Avery Dennison Corp.	791	127,454
Church & Dwight Co., Inc.	2,061	190,540
Kimberly-Clark Corp.	2,919	391,963
The Clorox Co.	1,096	173,365
		883,322
Insurance - 2.6%
Aflac, Inc.	4,310	276,745
American International Group, Inc.	6,734	355,757
Aon PLC	2,341	721,707
Arch Capital Group Ltd. (1)	3,342	232,937
Arthur J Gallagher & Co.	2,179	436,519
Berkshire Hathaway, Inc. - Class A (1)	14,348	4,606,856
Brown & Brown, Inc.	2,980	185,744
Chubb Ltd.	3,800	706,040
Cincinnati Financial Corp.	1,266	122,169
CNA Financial Corp.	2,364	87,137
Everest Re Group Ltd.	415	141,108
Globe Life, Inc.	867	89,457
Markel Group, Inc. (1)	171	224,819
Marsh & McLennan Companies, Inc.	4,408	763,378
MetLife, Inc.	7,342	363,796
Principal Financial Group, Inc. (2)	4,211	275,652
Prudential Financial, Inc. (2)	3,860	303,743
The Allstate Corp.	2,705	293,357
The Hartford Financial Services Group, Inc.	2,718	186,237
The Progressive Corp.	9,871	1,262,600
The Travelers Companies, Inc.	2,133	360,989
W.R. Berkley Corp.	3,408	189,758
Willis Towers Watson PLC	908	198,716
		12,385,221
Internet - 12.7%
Airbnb, Inc. - Class A (1)(2)	14,498	1,591,445
Alphabet, Inc. - Class A (1)	55,519	6,849,379
Alphabet, Inc. - Class A (1)	55,327	6,798,029
Amazon.com, Inc. (1)	244,606	29,494,591
Booking Holdings, Inc. (1)	938	2,353,226
CDW Corp.	1,457	250,152
DoorDash, Inc. - Class A (1)	3,629	236,937
eBay, Inc.	3,383	143,913
Etsy, Inc. (1)	1,004	81,374
Expedia Group, Inc. - Class A (1)	6,473	619,531
Gen Digital, Inc.	7,535	132,164
GoDaddy, Inc. - Class A (1)	1,634	119,903
Match Group, Inc. (1)	3,220	111,090
Meta Platforms, Inc. - Class A (1)	16,094	4,260,404
Netflix, Inc. (1)	4,207	1,662,733
Okta, Inc. - Class A (1)	3,204	291,244
Palo Alto Networks, Inc. (1)	12,771	2,725,204
Pinterest, Inc. - Class A (1)	6,701	160,422
Snap, Inc. - Class A (1)	12,939	131,978
Spotify Technology SA (1)	1,116	166,172
Uber Technologies, Inc. (1)	29,612	1,123,183
VeriSign, Inc. (1)	951	212,377
		59,515,451
Iron & Steel - 0.1%
Nucor Corp.	2,437	321,830
Reliance Steel & Aluminum Co.	684	160,521
Steel Dynamics, Inc.	1,967	180,768
		663,119
Leisure Time - 0.2%
Carnival Corp. (1)(2)	32,598	366,076
Royal Caribbean Cruises Ltd. (1)	7,295	590,676
		956,752
Lodging - 0.6%
Hilton Worldwide Holdings, Inc.	6,608	899,481
Las Vegas Sands Corp. (1)	8,939	492,807
Marriott International, Inc.	6,344	1,064,460
MGM Resorts International	5,080	199,593
		2,656,341
Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	5,982	1,230,797

Machinery - Diversified - 0.6%
Deere & Co.	4,230	1,463,495
Dover Corp.	1,361	181,462
IDEX Corp.	891	177,452
Ingersoll Rand, Inc.	4,875	276,218
Otis Worldwide Corp.	3,263	259,441
Rockwell Automation, Inc. (2)	1,115	310,639
Westinghouse Air Brake Technologies Corp.	1,941	179,795
Xylem, Inc.	1,776	177,955
		3,026,457
Media - 1.1%
Charter Communications, Inc. - Class A (1)(2)	1,352	440,955
Comcast Corp. - Class A	39,783	1,565,461
FactSet Research Systems, Inc.	474	182,438
Liberty Broadband Corp. - Class A (1)	1,118	82,844
Sirius XM Holdings, Inc. (2)	36,223	128,954
The Walt Disney Co.	24,276	2,135,317
ViacomCBS, Inc. - Class A (2)	4,751	72,262
Warner Bros Discovery, Inc. (1)(2)	46,115	520,177
		5,128,408
Mining - 0.3%
Freeport-McMoRan, Inc. (2)	13,871	476,330
Newmont Corp.	10,739	435,467
Southern Copper Corp.	6,281	419,382
		1,331,179
Miscellaneous Manufacturers - 1.0%
3M Co.	4,517	421,481
Axon Enterprise, Inc. (1)	1,877	362,092
Eaton Corp PLC	3,724	655,052
General Electric Co.	17,819	1,809,163
Illinois Tool Works, Inc.	3,002	656,627
Parker-Hannifin Corp.	1,447	463,677
Teledyne Technologies, Inc. (1)	650	252,623
Textron, Inc.	1,970	121,884
		4,742,599
Office & Business Equipment - 0.0% (3)
Zebra Technologies Corp. (1)(2)	507	133,123

Oil & Gas - 6.6%
Chevron Corp.	43,649	6,574,412
ConocoPhillips	32,890	3,265,977
Coterra Energy, Inc. (2)	25,271	587,551
Devon Energy Corp.	13,607	627,283
Diamondback Energy, Inc.	3,629	461,427
EOG Resources, Inc.	12,173	1,306,041
Exxon Mobil Corp.	86,178	8,805,668
Hess Corp.	8,761	1,109,756
Marathon Oil Corp.	14,908	330,361
Marathon Petroleum Corp.	18,726	1,964,545
Occidental Petroleum Corp. (2)	24,010	1,384,417
Phillips 66	19,122	1,751,766
Pioneer Natural Resources Co.	5,676	1,132,021
Valero Energy Corp.	16,095	1,722,809
		31,024,034
Oil & Gas Services - 0.4%
Baker Hughes Co.	12,590	343,078
Halliburton Co.	16,665	477,452
Schlumberger NV	24,503	1,049,463
		1,869,993
Packaging & Containers - 0.1%
Ball Corp. (2)	3,081	157,624
Packaging Corp of America	933	115,720
		273,344
Pharmaceuticals - 4.7%
AbbVie, Inc.	18,445	2,544,672
AmerisourceBergen Corp.	2,043	347,616
Becton Dickinson & Co.	2,631	636,071
Bristol-Myers Squibb Co.	22,865	1,473,421
Cardinal Health, Inc.	1,643	135,219
CVS Health Corp.	14,703	1,000,245
Dexcom, Inc. (1)	6,327	741,904
Eli Lilly & Co.	7,453	3,200,765
Johnson & Johnson	23,378	3,624,993
McKesson Corp.	1,658	648,013
Merck & Co., Inc.	30,236	3,338,357
Pfizer, Inc.	70,998	2,699,344
The Cigna Group	2,864	708,582
Viatris, Inc.	18,764	171,691
Zoetis, Inc. (2)	4,244	691,814
		21,962,707
Pipelines - 0.6%
Cheniere Energy, Inc.	8,179	1,143,179
Kinder Morgan, Inc.	25,796	415,573
ONEOK, Inc.	7,113	403,023
Targa Resources Corp.	7,776	529,157
The Williams Companies, Inc.	12,619	361,660
		2,852,592
Private Equity - 0.3%
Ares Management Corp.	1,992	173,483
Blackstone, Inc. (2)	7,567	648,038
KKR & Co., Inc.	10,345	532,664
		1,354,185
Real Estate - 0.1%
CBRE Group, Inc. (1)	2,833	212,248

Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	2,116	240,081
American Tower Corp.	4,947	912,425
AvalonBay Communities, Inc.	1,273	221,476
Crown Castle, Inc.	5,360	606,806
Digital Realty Trust, Inc. (2)	2,369	242,728
Equinix, Inc.	995	741,822
Equity Residential	3,294	200,275
Essex Property Trust, Inc.	502	108,462
Extra Space Storage, Inc. (2)	1,632	235,449
Healthpeak Properties, Inc.	4,797	95,748
Host Hotels & Resorts, Inc.	31,280	519,248
Invitation Homes, Inc.	7,576	256,675
Iron Mountain, Inc. (2)	2,984	159,405
Mid-America Apartment Communities, Inc.	1,125	165,442
Prologis, Inc.	11,709	1,458,356
Public Storage	2,562	725,815
Realty Income Corp. (2)	16,217	963,938
SBA Communications Corp.	1,543	342,207
Simon Property Group, Inc.	2,881	302,937
Sun Communities, Inc.	1,695	214,638
UDR, Inc. (2)	4,005	158,878
Ventas, Inc.	2,535	109,360
VICI Properties, Inc.	25,987	803,778
W.P. Carey, Inc. (2)	2,263	156,962
Welltower, Inc. (2)	6,687	498,917
Weyerhaeuser Co.	6,001	171,989
		10,613,817
Retail - 3.9%
AutoZone, Inc. (1)	176	420,084
Best Buy Co., Inc.	1,521	110,531
Burlington Stores, Inc. (1)	525	78,992
CarMax, Inc. (1)(2)	1,230	88,818
Chipotle Mexican Grill, Inc. (1)	288	598,029
Costco Wholesale Corp.	4,793	2,451,907
Darden Restaurants, Inc.	1,309	207,503
Dollar General Corp.	2,116	425,506
Dollar Tree, Inc. (1)	2,056	277,313
Domino’s Pizza, Inc.	314	91,013
Genuine Parts Co.	1,588	236,501
Lowe’s Companies, Inc.	5,145	1,034,814
McDonald’s Corp.	6,090	1,736,320
O’Reilly Automotive, Inc. (1)	559	504,950
Ross Stores, Inc.	2,831	293,348
Starbucks Corp.	11,064	1,080,289
Target Corp.	4,059	531,445
The Home Depot, Inc.	9,141	2,591,016
The TJX Companies, Inc.	10,501	806,372
Tractor Supply Co.	1,142	239,352
Ulta Beauty, Inc. (1)	592	242,619
Walgreens Boots Alliance, Inc. (2)	7,845	238,253
Walmart, Inc.	25,672	3,770,447
Yum! Brands, Inc.	2,367	304,609
		18,360,031
Semiconductors - 6.9%
Advanced Micro Devices, Inc. (1)	38,059	4,498,954
Analog Devices, Inc.	12,418	2,206,555
Applied Materials, Inc.	7,709	1,027,610
Broadcom, Inc.	6,170	4,985,113
GLOBALFOUNDRIES, Inc. (1)(2)	19,477	1,136,093
Intel Corp.	25,831	812,127
KLA Corp.	1,698	752,197
Lam Research Corp.	1,297	799,860
Marvell Technology, Inc.	33,914	1,983,630
Microchip Technology, Inc. (2)	9,867	742,590
Micron Technology, Inc.	7,579	516,888
Monolithic Power Systems, Inc. (2)	986	483,051
NVIDIA Corp.	21,842	8,263,702
ON Semiconductor Corp. (1)(2)	6,208	518,989
Qorvo, Inc. (1)	682	66,331
QUALCOMM, Inc.	13,146	1,490,888
Skyworks Solutions, Inc.	1,502	155,472
Teradyne, Inc. (2)	1,120	112,213
Texas Instruments, Inc.	9,349	1,625,604
		32,177,867
Software - 12.0%
Activision Blizzard, Inc.	6,698	537,180
Adobe, Inc. (1)	5,302	2,215,123
Akamai Technologies, Inc. (1)	1,551	142,878
ANSYS, Inc. (1)	961	310,970
Aspen Technology, Inc. (1)	1,135	186,049
Atlassian Corp. - Class A (1)	3,352	606,008
Autodesk, Inc. (1)	3,035	605,149
Broadridge Financial Solutions, Inc.	1,125	165,060
Cadence Design Systems, Inc. (1)	3,686	851,134
Cloudflare, Inc. - Class A (1)	8,941	618,360
Datadog, Inc. - Class A (1)	12,206	1,158,471
DocuSign, Inc. (1)	5,451	307,436
Electronic Arts, Inc.	3,535	452,480
Fair Isaac Corp. (1)	223	175,650
Fidelity National Information Services, Inc.	3,916	213,696
Fiserv, Inc. (1)	8,409	943,406
HubSpot, Inc. (1)(2)	997	516,436
Intuit, Inc.	3,912	1,639,597
Jack Henry & Associates, Inc. (2)	662	101,213
Microsoft Corp.	68,970	22,649,058
MongoDB, Inc. (1)	1,449	425,702
MSCI, Inc.	966	454,532
Oracle Corp.	29,440	3,118,874
Palantir Technologies, Inc. - Class A (1)(2)	40,665	598,182
Paychex, Inc.	3,804	399,154
Paycom Software, Inc.	1,032	289,094
PTC, Inc. (1)	1,114	149,722
ROBLOX Corp. - Class A (1)	5,748	240,611
Roper Technologies, Inc.	823	373,823
Salesforce, Inc. (1)	31,318	6,995,815
ServiceNow, Inc. (1)	5,538	3,016,992
Snowflake, Inc. (1)(2)	7,919	1,309,486
Splunk, Inc. (1)	4,488	445,613
SS&C Technologies Holdings, Inc.	2,607	143,281
Synopsys, Inc. (1)	1,912	869,884
Take-Two Interactive Software, Inc. (1)(2)	3,084	424,759
Twilio, Inc. - Class A (1)	3,369	234,550
Tyler Technologies, Inc. (1)	448	177,838
Unity Software, Inc. (1)(2)	5,665	168,364
Veeva Systems, Inc. - Class A (1)	1,789	296,437
VMware, Inc.	4,659	634,975
Workday, Inc. - Class A (1)	2,692	570,677
Zoom Video Communications, Inc. - Class A (1)	7,583	509,047
		56,242,766
Telecommunications - 1.8%
Arista Networks, Inc. (1)	7,225	1,201,806
AT&T, Inc.	63,215	994,372
Cisco Systems, Inc.	39,526	1,963,256
Corning, Inc.	7,542	232,369
Motorola Solutions, Inc.	1,786	503,509
T-Mobile US, Inc. (1)	15,899	2,182,138
Ubiquiti, Inc. (2)	539	87,938
Verizon Communications, Inc.	37,025	1,319,201
		8,484,589
Transportation - 1.1%
C.H. Robinson Worldwide, Inc. (2)	952	90,002
CSX Corp.	22,174	680,077
Expeditors International of Washington, Inc. (2)	1,272	140,314
FedEx Corp.	2,263	493,289
J.B. Hunt Transport Services, Inc.	1,295	216,226
Norfolk Southern Corp.	2,435	506,918
Old Dominion Freight Line, Inc. (2)	1,438	446,413
Union Pacific Corp.	6,570	1,264,856
United Parcel Service, Inc. - Class B	6,772	1,130,924
		4,969,019
Water - 0.1%
American Water Works Co., Inc.	1,542	222,742

Total Common Stocks
(Cost $450,062,648)		466,361,870

Contingent Value Rights - 0.0% (5)
Abiomed, Inc. - Contingent Value Right (1)(4)	455	0
Total Contingent Value Rights
(Cost $0)

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 4.970% (3)	891,080	891,080
Total Short-Term Investments
(Cost $891,080)		891,080

Investments Purchased with Proceeds from Securities Lending - 5.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (3)	26,722,491	26,722,491
Total Investments Purchased with Proceeds from Securities Lending
(Cost $26,722,491)		26,722,491

Total Investments in Securities - 105.6%
(Cost $477,676,219)		493,975,441
Liabilities in Excess of Other Assets - (5.6)%		(25,979,661)
Total Net Assets - 100.0%		$467,995,780

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $25,992,034 or 5.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.
(4)	This security was fair valued by the Fair Valuation Committee.
(5)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The SoFi Select 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$466,361,870	$–	$–	$466,361,870
Contingent Value Rights (2)	–	–	–	0	0
Short-Term Investments	–	891,080	–	–	891,080
Investments Purchased With Collateral From Securities Lending (3)	26,722,491	–	–	–	26,722,491
Total Investments in Securities	$26,722,491	$467,252,950	$–	$0	$493,975,441

	Contingent Value Rights (2)
Balance as of February 28, 2023	$0
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of May 31, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2023:	$0

(1) See Schedule of Investment for the industry breakout.
(2) The Level 3 securities (Contingent Value Rights) were fair valued at $0 due to a lack of market activity.
(3) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.